Loan Servicing - (Detail Textuals) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2008
Transfers and Servicing [Abstract]
Unpaid principal balance of mortgage loans serviced for others	$ 137,877,795	$ 145,883,259
Capitalized mortgage servicing rights, valuation allowance	$ 56,969	$ 73,392	$ 428,030